Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques - Level 3 [Member] - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price (in Dollars per share)	$ 9.81	$ 9.95	$ 9.98
Volatility	14.30%	11.80%	21.80%
Expected life of the options to convert	6 years 6 months 10 days	5 years 18 days	5 years 6 months
Risk-free rate	1.20%	3.00%	1.30%
Dividend yield